Subsequent Events - Stock Split (Details)	Jan. 15, 2020 shares	Feb. 10, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)			2,080,000,000	2,080,000,000
Subsequent Event
Subsequent Event [Line Items]
Stock split, conversion ratio	1.8
Common stock, shares authorized (in shares)	2,080,000,000.00	2,000,000,000.0